Accounting Developments (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Standards Update 2013-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Cumulative translation adjustments upon derecognition
New Accounting Pronouncement Or Change In Accounting Principle Description	In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent’s investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.
Accounting Standards Update 2013-02 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Reporting of amounts reclassified out of accumulated other comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In February 2013, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. The Company adopted the updated guidance on January 1, 2013. Except for presentation changes, the adoption of this guidance had no impact on the Company’s financial statements.
Accounting Standards Update 2013-11 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Presentation of unrecognized tax benefits
New Accounting Pronouncement Or Change In Accounting Principle Description	In July 2013, the FASB issued guidance on how to present an unrecognized tax benefit in a financial statement when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance provides that a liability related to an unrecognized tax benefit would be offset against a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In that case, the liability associated with the unrecognized tax benefit is presented in the financial statements as a reduction to the related deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. In situations in which a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date under the tax law of the jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with deferred tax assets. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013 for all unrecognized tax benefits that exist at the effective date. Early adoption is permitted. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.